RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2026
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

Due to a related party	June 30, 2026	June 30, 2025
Silvercorp Metals Inc.	$189,655	$91,687

Schedule of remuneration of directors and other members of key management personnel

	Years ended June 30,
	2026	2025
Director's cash compensation	$86,831	$64,498
Director's share-based compensation	428,317	536,417
Key management's cash compensation	838,760	647,676
Key management's share-based compensation	678,528	525,454
	$2,032,436	$1,774,045